UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

					Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		TAX-FREE TRUST OF ARIZONA
		Annual Report June 30, 2003

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF ARIZONA

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

     During the past twelve months we've experienced war, economic starts and stops and, for some, personal financial apprehension. The war with Iraq certainly had its influence. First, the question of "when" influenced market movements through much of the late fall and winter months. Then, the question became "how long" and "how costly." Finally, the question turned to economic recovery. Through these scenarios our economy continued to sputter along with the Federal Reserve lowering rates 1/2 of 1% in November 2002, and 1/4 of 1% in June 2003. Unemployment became a concern and the word "deflation" entered our vernacular for the first time in fifty years. The scorecard of results for various indices for the fiscal year ending June 30, 2003 was as follows - the Dow Jones Industrial Average declined 2.8%, but the NASDAQ increased by 10.9% and the 10-year Treasury yield declined from 4.81% to 3.51% and 10-year municipals declined from 4.0% to 3.25%.

     The Trust's Class A share price (net asset value) increased from $10.65 to $11.07, or 3.94%. Income distributed for the twelve months equaled $0.449 per share. Total return for Class A shares as measured by Lipper Analytical Services for the twelve months was 8.4% versus 7.01% for the Lipper Arizona Municipal Universe average. The range of the Class A share net asset value was an all time high of $11.28 on June 13, 2003 and a low of $10.63 on October 22, 2002.

     The assets of the Trust grew for a third consecutive year. Assets increased from $444.2 million to $486.5 million with new cash inflows contributing slightly more than the improvement in share value. New purchases at interest rates near fifty-year lows tended to dilute our income flow, which in turn lowered the dividend distribution amount. In addition, bond calls continued to take away many of our higher coupon holdings. Purchases throughout the past year centered on income return and moderating risk. Bonds with 5% to 5.5% coupons were purchased at prices above par. We sought to reduce risk to interest rate changes or market risk by buying maturities of 15 to 18 years versus longer maturities offering higher yields. This was reflected in our portfolio's duration (a measure of price sensitivity to changes in interest rates) which stayed near 5.5 years, or the lower range of our target for the year. As always, we sought to control our credit risk by limiting our purchases to investment grade or better (BBB and higher), or equivalent with respect to non-rated bonds. As of June 30, the majority of the Trust's portfolio holdings had ratings of AA and better.

     We enter the coming months with tax cut stimulus about to hit consumers and additional monetary stimulus from the Federal Reserve. Individuals, corporations and municipalities have sought to reduce costs by refinancing mortgages and old debts. Investors continue to hold trillions of dollars in low earning savings and money market accounts.

     Both the Federal Government and the State Government face growing deficits. Higher interest rates are a logical expectation as the economy improves and various government entities finance their growing debt in the marketplace.

     Our dilemma is a marketplace with a very "steep" yield curve (yields of short maturities are much less than those of longer maturities). Thus, to maintain and improve our income flow longer bonds look attractive, but could subject us to considerable price volatility. The balancing act between income and price stability within a questionable market will likely challenge us throughout the coming months.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

             Lehman Brothers
          Quality Intermediate                 Trust's Class A Shares
          Municipal Bond Index     With Sales Charge       Without Sales Charge     Cost of Living Index
6/93            $10,000                   $ 9,600                 $10,000                  $10,000
6/94            $10,131                   $ 9,621                 $10,021                  $10,249
6/95            $10,940                   $10,433                 $10,866                  $10,561
6/96            $11,548                   $10,817                 $11,266                  $10,852
6/97            $12,338                   $11,712                 $12,198                  $11,101
6/98            $13,195                   $12,611                 $13,135                  $11,288
6/99            $13,595                   $12,856                 $13,390                  $11,510
6/00            $14,143                   $13,134                 $13,680                  $11,939
6/01            $15,393                   $14,282                 $14,875                  $12,327
6/02            $16,463                   $15,184                 $15,815                  $12,458
6/03            $17,750                   $16,445                 $17,128                  $12,722

                                  AVERAGE ANNUAL TOTAL RETURN
                                FOR PERIODS ENDED JUNE 30, 2003
                               ----------------------------------
                                                                       SINCE
                               1 YEAR     5 YEARS        10 YEARS     INCEPTION
                               ------     -------        --------     ---------
Class A (3/13/86)
   With Sales Charge            4.11%       4.60%          5.10%        6.67%
   Without Sales Charge         8.41        5.45           5.53         6.92

Class C (4/1/96)
   With CDSC                    6.40        4.52            n/a         5.10
   Without CDSC                 7.40        4.52            n/a         5.10

Class Y (4/1/96)
   No Sales Charge              8.56        5.61            n/a         6.45

Lehman Index                    7.82        6.11           5.90         6.65*  (Class A)
                                                            n/a         6.01** (Class C&Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

* From commencement of the index on 1/1/87.

** From commencement of operations on 4/1/96.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Arizona, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP

New York, New York
August 8, 2003

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003

                                                                                          RATING
    FACE                                                                                 MOODY'S/
   AMOUNT      ARIZONA GENERAL OBLIGATION BONDS (29.5%)                                    S&P                VALUE
------------   -----------------------------------------------------------------        ----------        -------------
               Apache Co. Unified School District No. 1 (St. John's)
$    500,000         4.800%, 7/01/04 ...........................................         Baa3/NR          $     517,840
               Apache Co. Unified School District No. 20 (Ganado)
   1,470,000         5.000%, 7/01/15  AMBAC Insured ++ .........................         NR/AAA               1,644,563
               Bullhead City Parkway Improvement District
     975,000         6.100%, 1/01/11 ...........................................         Baa2/NR              1,001,968
     930,000         6.100%, 1/01/12 ...........................................         Baa2/NR                955,259
               Chandler, Arizona
   1,500,000         5.125%, 7/01/14  MBIA Insured .............................         Aaa/AAA              1,629,375
               Cochise Co. Unified School District No. 68 (Sierra Vista)
     925,000         5.750%, 7/01/09 FGIC Insured ..............................         Aaa/AAA                934,250
               Coconino Co. Unified School District No. 1 (Flagstaff)
   2,000,000         5.500%, 7/01/09 AMBAC Insured .............................         Aaa/AAA              2,165,000
               Gilbert, Arizona
   1,920,000         5.000%, 7/01/17 AMBAC Insured .............................         Aaa/AAA              2,076,000
   1,000,000         5.000%, 7/01/18 AMBAC Insured .............................         Aaa/AAA              1,073,750
               Gilbert Improvement District #19
     620,000         5.200%, 1/01/23 ...........................................         A3/BBB+                638,600
               Glendale, Arizona
   1,875,000         5.000%, 7/01/15 ...........................................         Aa2/AA               2,069,531
   1,500,000         5.000%, 7/01/16 ...........................................         Aa2/AA               1,635,000
               Goodyear Utility District #1
   1,000,000         5.200%, 7/15/25 MBIA Insured ..............................         Aaa/AAA              1,055,000
               Graham Co. Unified School District No. 1 (Safford)
     300,000         5.000%, 7/01/10 FGIC Insured ..............................         Aaa/NR                 323,625
               Graham Co. Unified School District No. 4 (Thatcher)
     400,000         5.000%, 7/01/10 FSA Insured ...............................         Aaa/NR                 440,000
     400,000         4.750%, 7/01/12 FSA Insured ...............................         Aaa/NR                 443,000
               LaPaz Co. Unified School District No. 27 (Parker)
     800,000         6.000%, 7/01/05 ...........................................         Baa2/NR                826,904
               Maricopa Co. Elementary School District No. 1
                  (Phoenix)
     250,000         5.800%, 7/01/10 FSA Insured ...............................         Aaa/AAA                265,523
               Maricopa Co. Elementary School District No. 3 (Tempe)
     540,000         6.000%, 7/01/13 AMBAC Insured (pre-refunded) ..............         Aaa/AAA                578,189
   1,140,000         6.000%, 7/01/13 AMBAC Insured .............................         Aaa/AAA              1,213,028
   1,025,000         5.500%, 7/01/14 FGIC Insured ..............................         Aaa/AAA              1,173,625
     500,000         5.600%, 7/01/15 FGIC Insured ..............................         Aaa/AAA                575,625
               Maricopa Co. Elementary School District No. 6
                  (Washington)
$  1,000,000         5.375%, 7/01/13 FSA Insured ...............................         Aaa/AAA          $   1,175,000
   2,500,000         5.000%, 7/01/17 FSA Insured ...............................         Aaa/AAA              2,721,875
               Maricopa Co. Elementary School District No. 38
                  (Madison)
   1,150,000         5.400%, 7/01/11 FGIC Insured (pre-refunded) ...............         Aaa/AAA              1,254,937
   1,215,000         5.800%, 7/01/15 MBIA Insured (pre-refunded) ...............         Aaa/AAA              1,380,544
               Maricopa Co. Elementary School District No. 68
                  (Alhambra)
   3,000,000         5.500%, 7/01/14 FSA Insured ...............................         Aaa/NR               3,558,750
               Maricopa Co. High School District No. 210
                  (Phoenix Union)
   1,000,000         5.375%, 7/01/13 (pre-refunded) ............................         Aa3/AA               1,123,750
   1,300,000         5.500%, 7/01/17 (pre-refunded) ............................         Aa3/AA               1,465,750
               Maricopa Co. High School District No. 213 (Tempe)
     295,000         6.000%, 7/01/12 FGIC Insured ..............................         Aaa/AAA                310,992
   2,000,000         5.000%, 7/01/14 FSA Insured ...............................         Aaa/AAA              2,282,500
               Maricopa Co. High School District No. 216 (Agua Fria)
   1,100,000         5.125%, 7/01/15  FSA Insured ..............................         Aaa/NR               1,241,625
   1,025,000         5.125%, 7/01/16  FSA Insured ..............................         Aaa/NR               1,146,719
               Maricopa Co. School District No. 4 (Mesa)
   2,150,000         5.400%, 7/01/09 FSA Insured (pre-refunded) ................         Aaa/AAA              2,416,063
               Maricopa Co. School District No. 8 (Osborn)
   1,945,000         6.100%, 7/01/05 ...........................................          A1/A                2,124,913
     500,000         5.875%, 7/01/14 FGIC Insured ..............................         Aaa/AAA                560,000
               Maricopa Co. Unified School District No. 9
                  (Wickenburg)
   1,030,000         5.600%, 7/01/15 AMBAC Insured (pre-refunded) ..............         Aaa/AAA              1,178,063
               Maricopa Co. Unified School District No. 11 (Peoria)
     880,000         6.100%, 7/01/10 AMBAC Insured (pre-refunded) ..............         Aaa/AAA                934,375
   1,120,000         6.100%, 7/01/10 AMBAC Insured .............................         Aaa/AAA              1,181,813
   2,345,000         5.250%, 7/01/13 FGIC Insured ..............................         Aaa/AAA              2,737,787
     500,000         5.500%, 7/01/14 FGIC Insured ..............................         Aaa/AAA                590,625
   2,000,000         4.800%, 7/01/15 FGIC Insured ..............................         Aaa/AAA              2,222,500
   2,500,000         5.000%, 7/01/15 FSA Insured ...............................         Aaa/AAA              2,796,875
               Maricopa Co. Unified School District No. 41 (Gilbert)
$  2,500,000         6.250%, 7/01/15, FSA Insured ..............................         Aaa/AAA          $   2,946,875
               Maricopa Co. Unified School District No. 48
                  (Scottsdale)
   2,290,000         4.000%, 7/01/12 FSA Insured ...............................         Aaa/AAA              2,438,850
   1,150,000         5.250%, 7/01/13 ...........................................         Aa2/AA               1,342,625
   1,725,000         5.125%, 7/01/14 ...........................................         Aa2/AA               2,001,000
               Maricopa Co. Unified School District No. 69
                  (Paradise Valley)
   2,400,000         5.800%, 7/01/09 AMBAC Insured .............................         Aaa/AAA              2,838,000
   1,000,000         5.300%, 7/01/11 MBIA Insured ..............................         Aaa/AAA              1,160,000
               Maricopa Co. Unified School District No. 90
                  (Saddle Mountain)
   1,200,000         5.000%, 7/01/13, ..........................................         Baa2/NR              1,258,500
               Maricopa Co. Unified School District No. 97
                  (Deer Valley)
   3,000,000         5.000%, 7/01/13, FGIC Insured .............................         Aaa/NR               3,382,500
               Maricopa Co. Unified School District No. 98
                  (Fountain Hills)
   1,000,000         5.750%, 7/01/12 AMBAC Insured (pre-refunded) ..............         Aaa/AAA              1,098,750
               Mesa, Arizona
   1,500,000         6.500%, 7/01/11 FGIC Insured (pre-refunded) ...............         Aaa/AAA              1,841,250
   1,000,000         5.000%, 7/01/17 FGIC Insured ..............................         Aaa/AAA              1,065,000
   2,000,000         5.000%, 7/01/19 FGIC Insured ..............................         Aaa/AAA              2,110,000
               Mohave Co. Unified School District No. 1
                  (Lake Havasu)
   1,000,000         4.900%, 7/01/13 FGIC Insured ..............................         Aaa/AAA              1,091,250
   1,000,000         4.700%, 7/01/14 FSA Insured ...............................         Aaa/AAA              1,115,000
               Navajo Co. Unified School District No. 10 (Show Low)
   1,000,000         5.250%, 7/01/16, FGIC Insured .............................         Aaa/NR               1,097,500
               Navajo Co. Unified School District No. 32 (Blue Ridge)
     915,000         5.900%, 7/01/08 FSA Insured (pre-refunded) ................         Aaa/AAA                978,803
     750,000         5.000%, 7/01/13 FSA Insured ...............................         Aaa/AAA                857,812
     640,000         5.800%, 7/01/14 FGIC Insured (pre-refunded) ...............         Aaa/AAA                727,200
               Peoria, Arizona
     850,000         5.500%, 4/01/16 FGIC Insured ..............................         Aaa/AAA                957,313
               Phoenix, Arizona
$  3,920,000         5.000%, 7/01/14 ...........................................         Aa1/AA+          $   4,410,000
   1,000,000         6.250%, 7/01/16 ...........................................         Aa1/AA+              1,261,250
   1,240,000         6.250%, 7/01/17 ...........................................         Aa1/AA+              1,571,700
   1,000,000         5.375%, 7/01/20 ...........................................         Aa1/AA+              1,107,500
   3,250,000         5.375%, 7/01/25 ...........................................         Aa1/AA+              3,493,750
               Pima Co. Unified School District No. 1 (Tucson)
   1,000,000         5.875%, 7/01/14, FGIC Insured .............................         Aaa/AAA              1,052,980
               Pima Co. Unified School District No. 6 (Marana)
   1,000,000         5.250%, 7/01/15, FGIC Insured .............................         Aaa/AAA              1,121,250
               Pima Co. Unified School District No. 8 (Flowing Wells)
   1,090,000         5.900%, 7/01/13 (pre-refunded) ............................          A3/NR               1,239,875
               Pima Co. Unified School District No. 10 (Amphitheater)
   3,000,000         4.500%, 7/01/10 FSA Insured ...............................         Aaa/AAA              3,318,750
   2,520,000         5.100%, 7/01/11 FGIC Insured ..............................         Aaa/AAA              2,898,000
               Pima Co. Unified School District No. 40
                  (Indian Oasis-Baboquivari)
   1,125,000         4.700%, 7/01/14 MBIA Insured ..............................         Aaa/AAA              1,233,281
               Pinal Co. High School District No. 82 (Casa Grande)
   1,355,000         5.000%, 7/01/10 FSA Insured ...............................         Aaa/AAA              1,543,006
               Pinewood Sanitary District
     605,000         6.500%, 7/01/09 ...........................................         NR/NR*                 622,557
               Prescott, Arizona
   1,120,000         4.500%, 7/01/12 FGIC Insured ..............................         Aaa/AAA              1,177,400
   1,000,000         4.500%, 7/01/13 FGIC Insured ..............................         Aaa/AAA              1,050,000
               Prescott Valley Sewer Collection Improvement District
     500,000         7.900%, 1/01/12 ...........................................         NR/BBB-                524,265
               Scottsdale, Arizona
   2,350,000         6.000%, 7/01/13 (pre-refunded) ............................         Aaa/AAA              2,820,000
   1,910,000         5.375%, 7/01/17 ...........................................         Aaa/AAA              2,139,200
   1,050,000         5.750%, 7/01/18 (pre-refunded) ............................         Aaa/AAA              1,245,563
   3,140,000         5.000%, 7/01/19 ...........................................         Aaa/AAA              3,395,125
   1,170,000         5.000%, 7/01/21 ...........................................         Aaa/AAA              1,240,200
   2,825,000         5.500%, 7/01/22 (pre-refunded) ............................         Aaa/AAA              3,312,313
               Show Low Improvement District #6
   1,000,000         6.000%, 1/01/18, ACA Insured ..............................          NR/A                1,105,000
               Tempe, Arizona
$  1,015,000         5.400%, 7/01/11 ...........................................         Aa1/AA+          $   1,188,819
   2,270,000         4.500%, 7/01/14 ...........................................         Aa1/AA+              2,397,687
     545,000         4.600%, 7/01/15 ...........................................         Aa1/AA+                588,600
   1,000,000         5.000%, 7/01/18 ...........................................         Aa1/AA+              1,071,250
               Tucson, Arizona
   1,000,000         5.250%, 7/01/15 ...........................................         Aa2/AA               1,101,250
   1,760,000         5.250%, 7/01/19 ...........................................         Aa2/AA               1,903,000
   2,150,000         5.750%, 7/01/20 (pre-refunded) ............................         Aa2/AA               2,437,563
               Yavapai Co. Unified School District No. 22 (Humboldt)
   1,825,000         5.600%, 7/01/14 MBIA Insured (pre-refunded) ...............         Aaa/AAA              2,062,250
                                                                                                          -------------
                     Total Arizona General Obligation Bonds ....................                            143,582,723
                                                                                                          -------------

               ARIZONA REVENUE BONDS (66.8%)
               -----------------------------------------------------------------

               AIRPORT REVENUE BONDS (3.3%)
               -----------------------------------------------------------------
               Phoenix Airport Authority Revenue Bonds
   1,795,000         6.300%, 7/01/10 AMT, MBIA Insured .........................         Aaa/AAA              1,908,031
     565,000         6.400%, 7/01/12 AMT, MBIA Insured .........................         Aaa/AAA                601,132
               Phoenix Civic Improvement Corp. Airport
                 Revenue Bonds
     600,000         5.250%, 7/01/08 AMT .......................................         Aa2/AA+                669,750
   1,890,000         6.300%, 7/01/14 ...........................................         Aa2/AA+              2,011,754
   3,600,000         5.000%, 7/01/17 FSA Insured ...............................         Aaa/AAA              3,829,500
   2,500,000         5.250%, 7/01/27 AMT, FGIC Insured .........................         Aaa/AAA              2,615,625
               Tucson Municipal Airport Authority
   3,060,000         5.000%, 6/01/11 FSA Insured ...............................         Aaa/AAA              3,419,550
   1,000,000         5.000%, 6/01/13 FSA Insured ...............................         Aaa/AAA              1,116,250
                                                                                                          -------------
                     Total Airport Revenue Bonds ...............................                             16,171,592
                                                                                                          -------------

               BASIC SERVICE REVENUE BONDS (16.7%)
               -----------------------------------------------------------------
               Apache Junction Water Utility District Revenue Bonds
     500,000         5.800%, 7/01/17 FSA Insured ...............................         Aaa/AAA                565,000
               Arizona School Facilities Board Revenue Bonds
   1,500,000         5.250%, 7/01/17 ...........................................         Aaa/AAA              1,672,500
   5,000,000         5.000%, 7/01/19 ...........................................         Aaa/AAA              5,381,250
   4,500,000         5.250%, 7/01/20 ...........................................         Aaa/AAA              4,927,500
               Arizona Transportation Board Revenue Bonds
$  1,200,000         5.000%, 12/15/05 ..........................................         Aa2/AA           $   1,306,500
   1,000,000         6.000%, 7/01/12 ...........................................         Aa1/AAA              1,168,750
   1,000,000         6.250%, 7/01/16 (pre-refunded) ............................         Aa1/AAA              1,213,750
   3,000,000         5.250%, 7/01/16 ...........................................         Aa1/AAA              3,348,750
   1,000,000         5.250%, 7/01/17 ...........................................         Aa1/AAA              1,115,000
   3,000,000         5.250%, 7/01/17 ...........................................         Aa1/AAA              3,390,000
   3,440,000         5.250%, 7/01/19 ...........................................         Aa1/AAA              3,844,200
   3,615,000         5.250%, 7/01/20 ...........................................         Aa1/AAA              3,926,794
               Buckeye Excise Tax Revenue Bonds
     500,000         5.900%, 8/01/20 AMBAC Insured .............................         Aaa/AAA                581,875
               Casa Grande Excise Tax Revenue Bonds
     365,000         6.000%, 4/01/10 FGIC Insured ..............................         Aaa/AAA                377,271
     440,000         5.200%, 4/01/17 MBIA Insured ..............................         Aaa/NR                 473,550
               Chandler Street & Highway User Revenue Bonds
   1,000,000         5.400%, 7/01/13 MBIA Insured ..............................         Aaa/AAA              1,106,250
   1,000,000         5.500%, 7/01/16 ...........................................         Aa3/A+               1,093,750
               Chandler Water & Sewer Revenue Bonds
   1,000,000         4.750%, 7/01/11 FSA Insured ...............................         Aaa/AAA              1,121,250
   3,755,000         5.000%, 7/01/13 ...........................................         Aa3/AA               4,308,863
   1,265,000         5.000%, 7/01/16 ...........................................         Aa3/AA               1,399,406
               Gilbert Water & Sewer Revenue Bonds
   2,500,000         6.500%, 7/01/12 FGIC Insured ..............................         Aaa/AAA              2,647,800
               Greater Arizona Development Authority Revenue Bonds
   1,165,000         5.600%, 8/01/16 MBIA Insured ..............................         Aaa/AAA              1,338,294
               Mesa Street & Highway Revenue Bonds
   1,650,000         5.000%, 7/01/13 FSA Insured (pre-refunded) ................         Aaa/AAA              1,887,187
   1,000,000         5.000%, 7/01/13 FSA Insured ...............................         Aaa/AAA              1,143,750
               Mesa Utility System Revenue Bonds
   2,275,000         5.125%, 7/01/18 FGIC Insured ..............................         Aaa/AAA              2,425,719
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds (Courthouse Project)
   1,000,000         5.250%, 7/01/18 ...........................................         Aa2/AA+              1,095,000
   1,730,000         5.250%, 7/01/20 ...........................................         Aa2/AA+              1,868,400
   2,500,000         5.250%, 7/01/24 ...........................................         Aa2/AA+              2,665,625
               Phoenix Civic Improvement Corp. Wastewater
                  Revenue Bonds
$  1,475,000         5.000%, 7/01/18 ...........................................         Aa3/AA-          $   1,527,731
   1,500,000         5.500%, 7/01/24 FGIC Insured ..............................         Aaa/AAA              1,755,000
               Phoenix Street & Highway User Revenue Bonds
   2,000,000         5.000%, 7/01/10 ...........................................         Aa3/AA               2,270,000
     645,000         6.250%, 7/01/11 ...........................................          A1/A+                 653,836
     395,000         6.250%, 7/01/11 MBIA Insured ..............................         Aaa/AAA                400,411
   2,550,000         zero coupon, 7/01/13, FGIC Insured ........................         Aaa/AAA              1,762,687
               Pima Co. Water & Sewer Revenue Bonds
   1,000,000         5.375%, 7/01/15 FGIC Insured ..............................         Aaa/AAA              1,121,250
               Scottsdale Preserve Authority Excise Tax Revenue Bonds
   1,990,000         5.625%, 7/01/18 FGIC Insured (pre-refunded) ...............         Aaa/AAA              2,181,537
   1,185,000         5.250%, 7/01/18 ...........................................         Aa3/AA-              1,300,537
   1,255,000         5.250%, 7/01/19 ...........................................         Aa3/AA-              1,367,950
               Sedona Sewer Revenue Bonds
   1,055,000         7.000%, 7/01/12 ...........................................          NR/A                1,114,217
               Snowflake Excise Tax Revenue Bonds
   1,275,000         5.000%, 7/01/22 ...........................................         NR/BBB+              1,260,656
               Tempe Excise Tax Revenue Bonds
   1,225,000         5.250%, 7/01/19 ...........................................         Aa2/AA+              1,358,219
               Tucson Water System Revenue Bonds
   3,220,000         5.000%, 7/01/14 FGIC Insured ..............................         Aaa/AAA              3,662,750
   1,700,000         5.500%, 7/01/18 FGIC Insured ..............................         Aaa/AAA              1,950,750
                                                                                                          -------------
                     Total Basic Service Revenue Bonds .........................                             81,081,515
                                                                                                          -------------

               HOSPITAL REVENUE BONDS (8.3%)
               -----------------------------------------------------------------
               Arizona Health Facilities (Northern Arizona
                  Healthcare System)
   1,000,000         5.250%, 10/01/16 AMBAC Insured ............................         Aaa/AAA              1,077,500
               Arizona Health Facilities (Phoenix Children's Hospital)
     650,000         5.200%, 11/15/07 ..........................................         Ba2/NR                 584,187
   1,000,000         5.375%, 2/15/18 ...........................................         Ba2/NR                 725,000
   1,250,000         6.250%, 11/15/29 ..........................................         Ba2/NR                 915,625
               Arizona Health Facilities (Samaritan Health)
   2,840,000         5.625%, 12/01/15 MBIA Insured + ...........................         Aaa/AAA              3,305,050
               Chandler Industrial Development Authority
                  (Ahwatukee Medical Facility)
$    900,000         7.000%, 7/01/22 (pre-refunded) ............................         NR/NR*           $   1,091,250
               Maricopa Co. Hospital Revenue (Sun Health)
   2,500,000         6.125%, 4/01/18 ...........................................        Baa1/BBB              2,612,500
               Maricopa Co. Industrial Development Authority
                  (Catholic Health West-St. Joseph's Hospital)
     750,000         5.000%, 7/01/21 ...........................................        Baa2/BBB                693,750
               Maricopa Co. Industrial Development Authority
                  (Mercy Health Care System-St. Joseph's Hospital)
     700,000         7.750%, 11/01/10 ..........................................         NR/AAA                 848,750
               Mesa Industrial Development Authority
                  (Discovery Health)
   1,000,000         5.750%, 1/01/25 MBIA Insured ..............................         Aaa/AAA              1,121,250
   4,500,000         5.625%, 1/01/29 MBIA Insured ..............................         Aaa/AAA              4,972,500
               Mohave Co. Industrial Development Authority
                  (Baptist Hospital)
   1,150,000         5.700%, 9/01/15 MBIA Insured (pre-refunded) ...............         Aaa/AAA              1,315,312
               Phoenix Industrial Development Authority (John C.
                  Lincoln Hospital)
   1,270,000         5.500%, 12/01/13 FSA Insured ..............................         Aaa/AAA              1,446,212
               Pima Co. Industrial Development Authority
                  (Healthpartners)
   1,000,000         5.625%, 4/01/14 MBIA Insured ..............................         Aaa/AAA              1,112,500
               Pima Co. Industrial Development Authority
                  (Tucson Medical Center)
   1,000,000         5.000%, 4/01/15 MBIA Insured ..............................         Aaa/AAA              1,043,880
               Scottsdale Industrial Development Authority
                  (Scottsdale Healthcare System)
   2,000,000         6.500%, 9/01/03 AMBAC Insured .............................         Aaa/AAA              2,017,960
     530,000         6.500%, 9/01/06 AMBAC Insured .............................         Aaa/AAA                608,175
   2,000,000         5.500%, 9/01/12 AMBAC Insured .............................         Aaa/AAA              2,350,000
   1,770,000         6.125%, 9/01/17 AMBAC Insured .............................         Aaa/AAA              2,046,563
   4,750,000         5.800%, 12/01/31 ..........................................         A3/BBB+              4,975,625
               Yavapai Co. Industrial Development Authority
                  (Yavapai Regional Medical Center)
   1,130,000         5.125%, 12/01/13 FSA Insured ..............................         Aaa/AAA              1,251,475
               Yuma Co. Industrial Development Authority
                  (Yuma Regional Medical Center)
$    500,000         5.850%, 8/01/08 MBIA Insured ..............................         Aaa/AAA          $     582,500
     250,000         5.500%, 8/01/17 MBIA Insured ..............................         Aaa/AAA                281,250
   1,320,000         5.500%, 8/01/18 FSA Insured ...............................         Aaa/AAA              1,483,350
   1,500,000         5.500%, 8/01/19 FSA Insured ...............................         Aaa/AAA              1,670,625
                                                                                                          -------------
                  Total Hospital Revenue Bonds .................................                             40,132,789
                                                                                                          -------------

               LEASE REVENUE BONDS (10.2%)
               -----------------------------------------------------------------
               State of Arizona Certificates of Participation Lease
                  Revenue Bonds
   2,000,000         5.500%, 9/01/10 FSA Insured ...............................         Aaa/AAA              2,347,500
               Arizona Municipal Finance Program No.1
   1,430,000         6.000%, 8/01/17 AMBAC Insured .............................         Aaa/AAA              1,435,105
               Arizona Municipal Finance Program No. 20
   1,300,000         7.700%, 8/01/10 MBIA Insured ..............................         Aaa/AAA              1,657,500
               Arizona Municipal Finance Program No. 34
   1,000,000         7.250%, 8/01/09 MBIA Insured ..............................         Aaa/AAA              1,258,750
               Arizona School Facilities Board Certificates
                  of Participation
   2,000,000         5.250%, 9/01/17 MBIA Insured ..............................         Aaa/AAA              2,245,000
               Arizona State University Certificates of Participation
                  Lease Revenue Bonds
   2,000,000         5.375%, 7/01/19 MBIA Insured ..............................         Aaa/AAA              2,225,000
               Bullhead City Municipal Property Corp. Lease
                  Revenue Bonds
     400,000         5.200%, 7/01/09 MBIA Insured ..............................         Aaa/AAA                443,500
               Cave Creek Certificates of Participation Lease
                  Revenue Bonds
     365,000         5.750%, 7/01/19 ...........................................         NR/BBB-                384,619
               Cochise Co. Certificates of Participation Lease
                  Revenue Bonds
     710,000         5.000%, 8/01/13 AMBAC Insured .............................         Aaa/AAA                812,950
               Fountain Hills Municipal Property Corp. Lease
                  Revenue Bonds
     650,000         5.125%, 7/01/21 FGIC Insured ..............................         Aaa/NR                 688,187
               Gilbert Municipal Property Corp. Lease Revenue Bonds
$  1,000,000         4.900%, 7/01/21 AMBAC Insured .............................         Aaa/AAA          $   1,052,500
               Green Valley Municipal Property Corp. Lease
                  Revenue Bonds
     750,000         5.125%, 7/01/23 ...........................................         NR/BBB                 750,000
   1,250,000         5.250%, 7/01/33 ...........................................         NR/BBB               1,250,000
               Maricopa Co. Certificates of Participation Lease
                  Revenue Bonds
     265,000         6.000%, 6/01/04 ...........................................         A2/BBB+                267,041
               Maricopa Co. Public Finance Authority Lease
                  Revenue Bonds
   1,000,000         5.500%, 7/01/15 AMBAC Insured .............................         Aaa/NR               1,146,250
               Maricopa Co. Stadium District Revenue Bonds
     500,000         5.250%, 6/01/12 AMBAC Insured .............................         Aaa/NR                 580,000
               Navajo Co. Municipal Property Corp. Lease
                  Revenue Bonds
   1,000,000         6.250%, 7/01/20 ACA Insured ...............................          NR/A                1,105,000
               Oro Valley Municipal Property Corp. Lease
                  Revenue Bonds
   1,000,000         5.200%, 7/01/10 MBIA Insured ..............................         Aaa/AAA              1,142,500
   1,150,000         5.550%, 7/01/17 MBIA Insured ..............................         Aaa/AAA              1,300,937
   1,850,000         5.375%, 7/01/26 MBIA Insured ..............................         Aaa/AAA              1,972,563
               Oro Valley Water Development Fee Revenue Bonds
     485,000         6.400%, 1/01/08 ...........................................         NR/NR*                 487,658
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds
   2,320,000         5.750%, 7/01/14 FGIC Insured ..............................         Aaa/AAA              2,726,000
   1,000,000         5.000%, 7/01/20 FGIC Insured ..............................         Aaa/AAA              1,063,750
               Phoenix Civic Plaza Building Revenue Bonds
   1,500,000         6.000%, 7/01/14 ...........................................         Aa2/AA+              1,635,000
               Phoenix Industrial Development Authority (Capital
                  Mall Project)
   2,130,000         5.250%, 9/15/17 AMBAC Insured .............................         Aaa/AAA              2,345,663
   2,000,000         5.375%, 9/15/22 AMBAC Insured .............................         Aaa/AAA              2,155,000
               Pinal Co. Certificates of Participation Lease
                  Revenue Bonds
$  2,000,000         5.125%, 6/01/21 AMBAC Insured .............................         Aaa/AAA          $   2,137,500
               Sierra Vista Municipal Property Corp. Lease
                  Revenue Bonds
   1,265,000         5.000%, 1/01/18 AMBAC Insured .............................         Aaa/AAA              1,334,575
   1,225,000         5.000%, 1/01/18 AMBAC Insured .............................         Aaa/AAA              1,292,375
     700,000         5.125%, 1/01/21 AMBAC Insured .............................         Aaa/AAA                733,250
               Surprise Municipal Property Corp. Lease Revenue Bonds
   3,000,000         6.000%, 7/01/12 AMBAC Insured .............................         Aaa/AAA              3,528,750
   2,500,000         5.700%, 7/01/20 AMBAC Insured .............................         Aaa/AAA              2,828,125
               University of Arizona Certificates of Participation
                  Lease Revenue Bonds
   1,000,000         5.650%, 9/01/09 FSA Insured ...............................         Aaa/AAA              1,067,500
   1,000,000         5.000%, 6/01/14 AMBAC Insured .............................         Aaa/AAA              1,118,750
     410,000         5.750%, 6/01/19 AMBAC Insured .............................         Aaa/AAA                467,913
     500,000         5.125%, 6/01/22 AMBAC Insured .............................         Aaa/AAA                531,875
                                                                                                          -------------
                     Total Lease Revenue Bonds .................................                             49,518,586
                                                                                                          -------------

               MORTGAGE REVENUE BONDS (6.8%)
               -----------------------------------------------------------------
               Arizona Capital Facilities Finance Corp. Arizona
                  State Student Housing
   1,000,000         6.125%, 9/01/20 ...........................................         Baa3/NR              1,085,000
               Maricopa Co. Industrial Development Authority Multi
                  Family Mortgage Revenue Bonds (Advantage
                  Point Project)
   1,000,000         6.500%, 7/01/16 ...........................................         NR/AAA               1,161,250
               Maricopa Co. Industrial Development Authority Multi
                  Family Mortgage Revenue Bonds (National
                  Health Project)
   1,300,000         5.500%, 1/01/18 FSA Insured ...............................         Aaa/AAA              1,460,875
               Maricopa Co. Industrial Development Authority Multi
                  Family Mortgage Revenue Bonds (Pine Ridge)
   1,000,000         6.000%, 10/20/31 ..........................................         NR/AAA               1,113,750
               Maricopa Co. Industrial Development Authority Multi
                  Family Mortgage Revenue Bonds (Pines at
                  Camelback Project)
     450,000         5.400%, 5/01/18 ...........................................          NR/AA                 478,125
               Maricopa Co. Industrial Development Authority Multi
                  Family Mortgage Revenue Bonds (Syl Mar Project)
$  1,125,000         5.650%, 4/20/21 AMT .......................................         Aaa/NR           $   1,200,937
               Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue Bonds
   3,150,000         zero coupon, 12/31/14 .....................................         Aaa/AAA              2,051,437
   2,150,000         zero coupon, 2/01/16 ......................................         Aaa/AAA              1,295,375
   3,450,000         zero coupon, 12/31/16 .....................................         Aaa/AAA              2,001,000
               Mohave Co. Industrial Development Authority
                  (Chris Ridge Village)
   1,040,000         6.250%, 11/01/16 ..........................................         NR/AAA               1,118,000
               Peoria Industrial Development Authority (Casa Del Rio)
   2,500,000         7.300%, 2/20/28 ...........................................         NR/AAA               2,650,000
               Phoenix Industrial Development Authority Single
                  Family Mortgage Revenue
     390,000         6.300%, 12/01/12 AMT ......................................         NR/AAA                 410,963
   1,770,000         zero coupon, 12/01/14 .....................................         Aaa/AAA              1,143,863
     485,000         5.875%, 6/01/16 ...........................................         NR/AAA                 510,463
   1,830,000         5.300%, 4/01/20 AMT .......................................         NR/AAA               1,896,337
     645,000         5.350%, 6/01/20 AMT .......................................         NR/AAA                 668,381
      90,000         7.350%, 6/01/31 AMT MBIA Insured ..........................         Aaa/AAA                 89,775
               Pima Co. Industrial Development Authority Single
                  Family Mortgage Revenue
     455,000         6.500%, 2/01/17 ...........................................          A2/NR                 472,631
     375,000         6.750%, 11/01/27 AMT ......................................         NR/AAA                 387,049
     730,000         7.100%, 11/01/29 AMT ......................................         NR/AAA                 797,525
     400,000         6.100%, 5/01/31 AMT .......................................         NR/AAA                 424,500
               Scottsdale Industrial Development Authority
                  (Westminster Village)
   1,185,000         7.700%, 6/01/06 ...........................................         NR/NR*               1,242,769
               Southern Arizona Capital Facilities Finance Corp.
                  University of Arizona Student Housing
   1,500,000         5.100%, 9/01/33 MBIA insured ..............................         Aaa/AAA              1,571,250
               Tempe Industrial Development Authority
                  (Friendship Village)
   1,500,000         6.500%, 12/01/08 ..........................................         NR/NR*               1,530,000
               Tucson & Pima Co. Single Family Mortgage
                  Revenue Bonds
$  4,960,000         zero coupon, 12/01/14 .....................................         Aaa/AAA          $   3,242,600
               Yuma Industrial Development Authority Multi
                  Family Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000         6.100%, 9/20/34 AMT .......................................         NR/AAA               3,303,750
                                                                                                          -------------
                     Total Mortgage Revenue Bonds ..............................                             33,307,605
                                                                                                          -------------

               POLLUTION CONTROL REVENUE BONDS (1.6%)
               -----------------------------------------------------------------
               Casa Grande Industrial Development Authority
                  (Frito Lay) Revenue Bonds
     250,000         6.650%, 12/01/14 ..........................................          A1/NR                 260,017
               Greenlee Co. Pollution Control (Phelps Dodge)
                  Revenue Bonds
   3,100,000         5.450%, 6/01/09 ...........................................        Baa3/BBB-             3,069,000
               Navajo Co. Pollution Control Revenue Bonds
                  (Arizona Public Service)
   3,280,000         5.875%, 8/15/28 MBIA Insured ..............................         Aaa/AAA              3,361,902
   1,250,000         5.875%, 8/15/28 MBIA Insured ..............................         Aaa/AAA              1,281,212
                                                                                                          -------------
                     Total Pollution Control Revenue Bonds .....................                              7,972,131
                                                                                                          -------------

               UNIVERSITY REVENUE BONDS (6.3%)
               -----------------------------------------------------------------
               Arizona Board of Regents-Arizona State University
                  System Revenue Bonds
   1,285,000         5.500%, 7/01/14 FGIC Insured ..............................         Aaa/AAA              1,501,844
   4,000,000         5.250%, 7/01/15 FSA Insured ...............................         Aaa/AAA              4,580,000
     735,000         5.850%, 7/01/18 FGIC Insured ..............................         Aaa/AAA                850,763
               Arizona Board of Regents-Northern Arizona
                  University System Revenue Bonds
   3,000,000         5.200%, 6/01/13 FGIC Insured ..............................         Aaa/AAA              3,315,000
   1,000,000         5.000%, 6/01/15 FGIC Insured ..............................         Aaa/AAA              1,083,750
               Arizona Board of Regents-University of Arizona
                  System Revenue Bonds
   1,000,000         6.000%, 6/01/09 ...........................................          A1/AA               1,185,000
   1,000,000         5.250%, 6/01/14 FSA Insured ...............................         Aaa/AAA              1,106,250
   1,000,000         5.500%, 6/01/16 FGIC Insured ..............................         Aaa/AAA              1,136,250
     750,000         5.800%, 6/01/24 FGIC Insured ..............................         Aaa/AAA                847,500
               Arizona Educational Loan Marketing Corp.
$    450,000         7.000%, 3/01/05 AMT .......................................         Aa2/NR           $     453,334
     500,000         6.625%, 9/01/05 AMT .......................................         Aa2/NR                 503,490
   1,720,000         5.700%, 12/01/08 AMT ......................................         Aa2/NR               1,769,622
               Arizona Student Loan Revenue
     500,000         6.600%, 5/01/10 AMT .......................................         Aa1/NR                 526,425
   1,000,000         5.875%, 5/01/18 AMT .......................................         Aaa/NR               1,081,250
   1,000,000         5.900%, 5/01/19 AMT .......................................         Aaa/NR               1,077,500
   1,000,000         6.150%, 5/01/29 AMT .......................................          A2/NR               1,070,000
               Glendale Industrial Development Authority
                  (American Graduate School)
   2,100,000         5.625%, 7/01/20 AMBAC Insured .............................         NR/AAA               2,310,000
               Glendale Industrial Development Authority
                  (Midwestern University)
     500,000         5.750%, 5/15/21 ...........................................         NR/BBB+                545,625
   2,250,000         5.375%, 5/15/28 ...........................................         NR/BBB+              2,345,625
   1,000,000         5.875%, 5/15/31 ...........................................         NR/BBB+              1,058,750
               Mohave Co. Community College District
                  Revenue Bonds
     470,000         4.850%, 3/01/15 AMBAC Insured .............................         Aaa/AAA                506,425
               Pinal Co. Community College District Revenue Bonds
   1,055,000         5.100%, 7/01/14 AMBAC Insured .............................         Aaa/NR               1,164,456
               Yavapai Co. Community College District
                  Revenue Bonds
     500,000         6.000%, 7/01/12 ...........................................         NR/BBB+                510,540
                                                                                                          -------------
                     Total University Revenue Bonds ............................                             30,529,399
                                                                                                          -------------

               UTILITY REVENUE BONDS (13.6%)
               -----------------------------------------------------------------
               Arizona Power Authority (Hoover Dam Project)
                  Revenue Bonds
   2,720,000         5.300%, 10/01/06 MBIA Insured (pre-refunded) ..............         Aaa/AAA              2,800,267
   4,000,000         5.375%, 10/01/13 MBIA Insured (pre-refunded) ..............         Aaa/AAA              4,118,800
   1,500,000         5.250%, 10/01/15 ..........................................         Aa2/AA               1,751,250
   4,905,000         5.250%, 10/01/16 ..........................................         Aa2/AA               5,714,325
   1,220,000         5.250%, 10/01/17 ..........................................         Aa2/AA               1,416,725
               Arizona Wastewater Management Authority
                 Revenue Bonds
   1,940,000         5.600%, 7/01/12 AMBAC Insured .............................         Aaa/AAA              2,177,650
   1,240,000         5.625%, 7/01/15 AMBAC Insured (pre-refunded) ..............         Aaa/AAA              1,413,600
               Arizona Water Infrastructure Finance Authority
                 Revenue Bonds
$  1,465,000         5.750%, 10/01/11 ..........................................         Aaa/NR           $   1,719,544
     900,000         5.375%, 10/01/15 ..........................................         Aaa/NR               1,027,125
   2,500,000         5.375%, 10/01/16 ..........................................         Aaa/NR               2,825,000
   1,660,000         5.000%, 7/01/17 MBIA Insured ..............................         Aaa/AAA              1,767,900
   2,000,000         5.500%, 10/01/17 ..........................................         Aaa/NR               2,282,500
               Central Arizona Water Conservation District
                  Revenue Bonds
   1,500,000         5.500%, 11/01/09 ..........................................         A1/AA-               1,747,500
   2,395,000         5.500%, 11/01/10 ..........................................         A1/AA-               2,796,163
               Maricopa Co. Industrial Development Authority
                  (Citizens Utility)
   2,000,000         6.200%, 5/01/30 ...........................................         NR/BBB               2,017,500
               Mohave Co. Industrial Development Authority
                  (Citizens Utility)
     500,000         4.750%, 8/01/20 putable 8-1-07 ............................         NR/BBB                 499,985
               Pima Co. Industrial Development Authority
                  (Tucson Electric), Revenue Bonds
   1,765,000         7.250%, 7/15/10 FSA Insured ...............................         Aaa/AAA              1,835,777
               Salt River Project Agricultural Improvement and
                  Power Revenue Bonds
   2,000,000         5.500%, 1/01/10 ...........................................         Aa2/AA               2,322,500
   4,075,000         5.000%, 1/01/10 ...........................................         Aa2/AA               4,609,844
   1,000,000         5.000%, 1/01/12 ...........................................         Aa2/AA               1,138,750
   2,000,000         5.250%, 1/01/13 ...........................................         Aa2/AA               2,307,500
     795,000         5.000%, 1/01/13 (pre-refunded) ............................         Aa2/AA                 827,078
   1,000,000         5.000%, 1/01/15 ...........................................         Aa2/AA               1,120,000
   2,000,000         5.250%, 1/01/15 ...........................................         Aa2/AA               2,277,500
   1,000,000         5.250%, 1/01/18 ...........................................         Aa2/AA               1,110,000
   6,000,000         5.250%, 1/01/19 ...........................................         Aa2/AA               6,630,000
   1,480,000         5.000%, 1/01/20 ...........................................         Aa2/AA               1,559,550
     860,000         5.000%, 1/01/20 (pre-refunded) ............................         Aa2/AA                 973,950
   3,060,000         5.000%, 1/01/20 (pre-refunded) ............................         Aa2/AA               3,411,900
                                                                                                          -------------
                  Total Utility Revenue Bonds ..................................                             66,200,183
                                                                                                          -------------
                     Total Arizona Revenue Bonds ...............................                            324,913,800
                                                                                                          -------------

               U.S. TERRITORIAL BONDS (3.8%)
               -----------------------------------------------------------------
               Puerto Rico General Obligation Bonds
$  1,600,000         5.500%, 7/01/13 (pre-refunded) ............................         Baa1/A-          $   1,624,000
   1,000,000         zero coupon, 7/01/14 ......................................         Baa1/A-                656,250
   2,295,000         5.250%, 7/01/18 ...........................................         Baa1/A-              2,553,187
   5,000,000         5.400%, 7/01/25 ...........................................         Baa1/A-              5,643,750
   1,000,000         5.375%, 7/01/25 (pre-refunded) ............................         Baa1/A-              1,135,000
   2,000,000         5.000%, 7/01/28 putable 7-1-08 ............................         Baa1/A-              2,237,500
               Puerto Rico Highway & Transportation Revenue Bonds
   2,000,000         5.500%, 7/01/19 FSA Insured ...............................         Aaa/AAA              2,387,500
   2,000,000         5.750%, 7/01/19 ...........................................         Baa2/A-              2,217,500
                                                                                                          -------------
                  Total U.S. Territorial Bonds .................................                             18,454,687
                                                                                                          -------------

               Total Investments (cost $449,885,975**) ................   100.1%                            486,951,210
               Other assets less of liabilities .......................    (0.1)                               (550,176)
                                                                          ------                          -------------
               Net Assets .............................................   100.0%                          $ 486,401,034
                                                                          ======                          =============

            * Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

            **    See notes 2f and 4.

            + Security pledged as collateral for the Trust's when - issued commitments (see note 9).

            ++    Security traded on a "when-issued" basis.

                    PORTFOLIO ABBREVIATIONS:
                    ------------------------

            ACA   - ACA Financial Guaranty Corp.
            AMBAC - American Municipal Bond Assurance Corp.
            AMT   - Alternative Minimum Tax
            FGIC  - Financial Guaranty Insurance Co.
            FSA   - Financial Security Assurance Co.
            MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

ASSETS
     Investments at value (cost $449,885,975) ................................................       $ 486,951,210
     Cash ....................................................................................             347,386
     Interest receivable .....................................................................           9,433,457
     Receivable for investment securities sold ...............................................             245,194
     Receivable for Trust shares sold ........................................................           1,650,897
     Other assets ............................................................................              20,553
                                                                                                     -------------
     Total assets ............................................................................         498,648,697
                                                                                                     -------------
LIABILITIES
     Payable for investment securities purchased .............................................          10,273,001
     Dividends payable .......................................................................             410,143
     Payable for Trust shares redeemed .......................................................           1,092,334
     Distribution fees payable ...............................................................             175,150
     Management fee payable ..................................................................             160,630
     Accrued expenses ........................................................................             136,405
                                                                                                     -------------
     Total liabilities .......................................................................          12,247,663
                                                                                                     -------------

NET ASSETS ...................................................................................       $ 486,401,034
                                                                                                     =============

     Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......       $     438,981
     Additional paid-in capital ..............................................................         449,003,446
     Net unrealized appreciation on investments (note 4) .....................................          37,065,235
     Accumulated net realized loss on investments ............................................             (22,576)
     Distributions in excess of net investment income ........................................             (84,052)
                                                                                                     -------------
                                                                                                     $ 486,401,034
                                                                                                     =============
CLASS A
     Net Assets ..............................................................................       $ 471,310,041
                                                                                                     =============
     Capital shares outstanding ..............................................................          42,537,137
                                                                                                     =============
     Net asset value and redemption price per share ..........................................       $       11.08
                                                                                                     =============
     Offering price per share (100/96 of $11.08 adjusted to nearest cent) ....................       $       11.54
                                                                                                     =============
CLASS C
     Net Assets ..............................................................................       $  11,307,432
                                                                                                     =============
     Capital shares outstanding ..............................................................           1,020,360
                                                                                                     =============
     Net asset value and offering price per share ............................................       $       11.08
                                                                                                     =============
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
         during the first 12 months after purchase) ..........................................       $       11.08*
                                                                                                     =============
CLASS Y
     Net Assets ..............................................................................       $   3,783,561
                                                                                                     =============
     Capital shares outstanding ..............................................................             340,645
                                                                                                     =============
     Net asset value, offering and redemption price per share ................................       $       11.11
                                                                                                     =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2003

INVESTMENT INCOME:
     Interest income ..........................................                         $22,595,707

Expenses:
     Management fee (note 3) ..................................     $  1,871,168
     Distribution and service fees (note 3) ...................          780,388
     Transfer and shareholder servicing agent fees ............          241,448
     Shareholders' reports and proxy statements ...............          110,553
     Legal fees ...............................................           88,988
     Trustees' fees and expenses ..............................           82,538
     Registration fees and dues ...............................           43,319
     Custodian fees ...........................................           39,285
     Auditing fees ............................................           34,569
     Miscellaneous ............................................           72,574
                                                                    ------------
     Total expenses ...........................................        3,364,830

     Expenses paid indirectly (note 6) ........................          (12,819)
                                                                    ------------
     Net expenses .............................................                           3,352,011
                                                                                        -----------
     Net investment income ....................................                          19,243,696

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ....        1,911,685
     Change in unrealized appreciation on investments .........       16,246,317
                                                                    ------------

     Net realized and unrealized gain (loss) on investments ...                          18,158,002
                                                                                        -----------
     Net change in net assets resulting from operations .......                         $37,401,698
                                                                                        ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED         YEAR ENDED
                                                                              JUNE 30, 2003      JUNE 30, 2002
                                                                              -------------      -------------
OPERATIONS:
   Net investment income ............................................         $  19,243,696      $  18,935,536
   Net realized gain (loss) from securities transactions ............             1,911,685          1,918,966
   Change in unrealized appreciation on investments .................            16,246,317          4,878,179
                                                                              -------------      -------------
      Change in net assets resulting from operations ................            37,401,698         25,732,681
                                                                              -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ............................................           (18,746,510)       (18,910,718)

   Class C Shares:
   Net investment income ............................................              (320,657)          (199,931)

   Class Y Shares:
   Net investment income ............................................              (140,758)           (97,386)
                                                                              -------------      -------------
      Change in net assets from distributions .......................           (19,207,925)       (19,208,035)
                                                                              -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ........................................            63,178,714         76,130,467
   Reinvested dividends and distributions ...........................            10,556,045         10,382,519
   Cost of shares redeemed ..........................................           (49,705,590)       (40,738,049)
                                                                              -------------      -------------
      Change in net assets from capital share transactions ..........            24,029,169         45,774,937
                                                                              -------------      -------------
      Change in net assets ..........................................            42,222,942         52,299,583

NET ASSETS:
   Beginning of period ..............................................           444,178,092        391,878,509
                                                                              -------------      -------------

   End of period* ...................................................         $ 486,401,034      $ 444,178,092
                                                                              =============      =============

   * Includes distributions in excess of net investment income of:            $     (84,052)     $    (119,823)
                                                                              =============      =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and all discounts on all fixed-income securities. The Trust's officers determined to adopt this requirement effective July 1, 2001. This change does not affect the Trust's net asset value, but does change the classification of certain amounts in the statement of operations. The Trust recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $345,777 to reflect the cumulative effect of this change up to the date of adoption.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 2003, service fees on Class A Shares amounted to $681,952, of which the Distributor retained $29,148.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2003 amounted to $73,827. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2003, amounted to $24,609. The total of these payments with respect to Class C Shares amounted to $98,436, of which the Distributor retained $14,229.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2003, total commissions on sales of Class A Shares amounted to $1,319,999, of which the Distributor received $250,763.

c) OTHER RELATED PARTY TRANSACTIONS

     For the year ended June 30, 2003 the Trust incurred $86,610 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.

     In addition, Banc One Investment Advisors Corporation, an affiliate of the custodian, Bank One Trust Company, N.A. serves as Investment Sub-Adviser to the Trust.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 2003,  purchases of securities  and proceeds
from  the  sales  of  securities   aggregated   $106,916,252   and  $91,847,174,
respectively.

     At June 30, 2003, the aggregate tax cost for all securities was $449,651,266. At June 30, 2003, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $38,077,781 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $777,837 for a net unrealized appreciation of $37,299,944.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2003, the Trust had 3.8% of its net assets invested in eight such municipal issues.

6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                           Year Ended                          Year Ended
                                                         June 30, 2003                       June 30, 2002
                                                  ----------------------------       ------------------------------
                                                    Shares            Amount           Shares              Amount
                                                    ------            ------           ------              ------
CLASS A SHARES:
   Proceeds from shares sold ...........           5,131,516      $ 55,862,390        6,820,688        $ 72,123,870
   Reinvested distributions ............             947,375        10,298,683          967,612          10,236,512
   Cost of shares redeemed .............          (4,338,152)      (47,224,851)      (3,788,595)        (40,030,905)
                                                  ----------      ------------       ----------        ------------
      Net change .......................           1,740,739        18,936,222        3,999,705          42,329,477
                                                  ----------      ------------       ----------        ------------
CLASS C SHARES:
   Proceeds from shares sold ...........             455,033         4,962,982          308,665           3,261,839
   Reinvested distributions ............              19,555           212,688           12,376             130,948
   Cost of shares redeemed .............            (151,155)       (1,651,799)         (31,052)           (329,494)
                                                  ----------      ------------       ----------        ------------
   Net change ..........................             323,433         3,523,871          289,989           3,063,293
                                                  ----------      ------------       ----------        ------------
CLASS Y SHARES:
   Proceeds from shares sold ...........             217,068         2,353,342           69,878             744,758
   Reinvested distributions ............               4,063            44,674            1,419              15,059
   Cost of shares redeemed .............             (75,661)         (828,940)         (35,786)           (377,650)
                                                  ----------      ------------       ----------        ------------
   Net change ..........................             145,470         1,569,076           35,511             382,167
                                                  ----------      ------------       ----------        ------------
Total transactions in Trust
   shares ..............................           2,209,642      $ 24,029,169        4,325,205        $ 45,774,937
                                                  ==========      ============       ==========        ============

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended June 30, 2003, there were eight Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $8,300 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2003, such reimbursements averaged approximately $3,211 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At June 30, 2003, the Trust had a capital loss carryover of $22,576 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     The tax character of distributions during the fiscal years ended June 30, 2003 and 2002 is as follows:

     Distributions from

                                                Year Ended June 30,
                                               2003               2002
                                           -----------        -----------
     Net tax-exempt income                 $19,164,404        $18,976,972
     Ordinary income                            43,521            231,063
                                           -----------        -----------
                                           $19,207,925        $19,208,035
                                           ===========        ===========

     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss                            $   (22,576)
     Unrealized appreciation                                   37,299,944
     Undistributed tax-exempt income                               91,382
                                                              -----------
                                                              $37,368,750
                                                              ===========

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                                                                                 Class A
                                                                          ------------------------------------------------------

                                                                                             Year Ended June 30,
                                                                          ------------------------------------------------------
                                                                           2003        2002        2001        2000        1999
                                                                          ------      ------      ------      ------      ------
Net asset value, beginning of period ................................     $10.65      $10.49      $10.17      $10.51      $10.86
                                                                          ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income + ..........................................      0.45        0.48        0.50        0.51        0.51
   Net gain (loss) on securities (both realized and unrealized) .....      0.43        0.17        0.33       (0.30)      (0.26)
                                                                          ------      ------      ------      ------      ------
   Total from investment operations .................................      0.88        0.65        0.83        0.21        0.25
                                                                          ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income .............................     (0.45)      (0.49)      (0.51)      (0.51)      (0.52)
   Distributions from capital gains .................................       -           -           -         (0.04)      (0.08)
                                                                          ------      ------      ------      ------      ------
   Total distributions ..............................................     (0.45)      (0.49)      (0.51)      (0.55)      (0.60)
                                                                          ------      ------      ------      ------      ------
Net asset value, end of period ......................................     $11.08      $10.65      $10.49      $10.17      $10.51
                                                                          ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ..........................      8.41%       6.33%       8.31%       2.19%       2.23%

Ratios/supplemental data
   Net assets, end of period (in thousands) .........................    $471,310    $434,667    $385,931    $358,154    $391,586
   Ratio of expenses to average net assets ..........................      0.70%       0.69%       0.71%       0.70%       0.71%
   Ratio of net investment income to average net assets .............      4.13%       4.57%       4.78%       4.96%       4.66%
   Portfolio turnover rate ..........................................     19.71%      23.47%      16.92%      21.35%      16.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........................      0.70%       0.68%       0.68%       0.69%       0.70%


----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

For a share outstanding throughout each period

                                                                                         Class C
                                                                ----------------------------------------------------------

                                                                                    Year Ended June 30,
                                                                ----------------------------------------------------------
                                                                 2003         2002         2001         2000         1999
                                                                ------       ------       ------       ------       ------
Net asset value, beginning of period ....................       $10.66       $10.49       $10.18       $10.52       $10.88
                                                                ------       ------       ------       ------       ------

Income from investment operations
   Net investment income + ..............................        0.36         0.39         0.41         0.41         0.42
   Net gain (loss) on securities (both realized
      and unrealized) ...................................        0.42         0.18         0.32        (0.28)       (0.28)
                                                                ------       ------       ------       ------       ------
   Total from investment operations .....................        0.78         0.57         0.73         0.13         0.14
                                                                ------       ------       ------       ------       ------
Less distributions (note 10):
   Dividends from net investment income .................       (0.36)       (0.40)       (0.42)       (0.43)       (0.42)
   Distributions from capital gains .....................         -            -            -          (0.04)       (0.08)
                                                                ------       ------       ------       ------       ------
   Total distributions ..................................       (0.36)       (0.40)       (0.42)       (0.47)       (0.50)
                                                                ------       ------       ------       ------       ------
Net asset value, end of period ..........................       $11.08       $10.66       $10.49       $10.18       $10.52
                                                                ======       ======       ======       ======       ======
Total return (not reflecting sales charge) ..............        7.40%        5.53%        7.29%        1.33%        1.26%

Ratios/supplemental data
   Net assets, end of period (in thousands) .............       $11,307      $7,427       $4,269       $2,920       $1,343
   Ratio of expenses to average net assets ..............        1.55%        1.54%        1.55%        1.54%        1.56%
   Ratio of net investment income to average
      net assets ........................................        3.26%        3.69%        3.92%        4.09%        3.79%
   Portfolio turnover rate ..............................       19.71%       23.47%       16.92%       21.35%       16.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............        1.55%        1.53%        1.53%        1.53%        1.55%

                                                                                               Class Y
                                                                      ----------------------------------------------------------

                                                                                         Year Ended June 30,
                                                                      ----------------------------------------------------------
                                                                       2003         2002         2001         2000         1999
                                                                      ------       ------       ------       ------       ------
Net asset value, beginning of period ....................             $10.68       $10.51       $10.20       $10.53       $10.89
                                                                      ------       ------       ------       ------       ------

Income from investment operations
   Net investment income + ..............................              0.47         0.50         0.52         0.52         0.51
   Net gain (loss) on securities (both realized
      and unrealized) ...................................              0.43         0.18         0.32        (0.28)       (0.26)
                                                                      ------       ------       ------       ------       ------
   Total from investment operations .....................              0.90         0.68         0.84         0.24         0.25
                                                                      ------       ------       ------       ------       ------
Less distributions (note 10):
   Dividends from net investment income .................             (0.47)       (0.51)       (0.53)       (0.53)       (0.53)
   Distributions from capital gains .....................               -            -            -          (0.04)       (0.08)
                                                                      ------       ------       ------       ------       ------
   Total distributions ..................................             (0.47)       (0.51)       (0.53)       (0.57)       (0.61)
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period ..........................             $11.11       $10.68       $10.51       $10.20       $10.53
                                                                      ======       ======       ======       ======       ======
Total return (not reflecting sales charge) ..............              8.56%        6.58%        8.35%        2.45%        2.28%

Ratios/supplemental data
   Net assets, end of period (in thousands) .............             $3,784       $2,085       $1,679       $1,738       $2,450
   Ratio of expenses to average net assets ..............              0.55%        0.54%        0.56%        0.55%        0.56%
   Ratio of net investment income to average
      net assets ........................................              4.25%        4.71%        4.94%        5.10%        4.87%
   Portfolio turnover rate ..............................             19.71%       23.47%       16.92%       21.35%       16.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............              0.55%        0.53%        0.54%        0.54%        0.55%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                      NUMBER OF
                           POSITIONS                                                  PORTFOLIOS       OTHER DIRECTORSHIPS
                           HELD WITH                                                   IN FUND         HELD BY TRUSTEE
NAME,                      TRUST AND         PRINCIPAL                                 COMPLEX         (THE POSITION HELD IS
ADDRESS(2)                 LENGTH OF         OCCUPATION(S)                             OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH          SERVICE(3)        DURING PAST 5 YEARS                      BY TRUSTEE       INDICATED OTHERWISE.)
-----------------          ----------        -------------------                      ----------       ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann           Chairman          Founder and Chairman of the Board,           12           Director or trustee, OCC Cash
New York, NY               of the Board      Aquila Management Corporation, the                        Reserves, Inc., OCC
(05/12/29)                 of Trustees       sponsoring organization and Manager                       Accumulation Trust,
                           since 1985        or Administrator and/or Adviser or                        Oppenheimer Quest Value Funds
                                             Sub-Adviser to each fund of the                           Group, Oppenheimer Small Cap
                                             Aquila(sm) Group of Funds(5) and                          Value Fund, Oppenheimer
                                             Founder, Chairman of the Board of                         Midcap Fund, and Oppenheimer
                                             Trustees and (currently or until                          Rochester Group of Funds.
                                             1998) President of each since its
                                             establishment, beginning in 1984;
                                             Director of the Distributor since
                                             1981 and formerly Vice President or
                                             Secretary, 1981-1998; President and
                                             a Director, STCM Management Company,
                                             Inc., sponsor and investment adviser
                                             to Capital Cash Management Trust
                                             since 1973; Trustee Emeritus, Brown
                                             University and active in university,
                                             school and charitable organizations.

Arthur K. Carlson          Trustee since     Retired; formerly Senior Vice                2             Advisory director of the
Paradise Valley, AZ        1987              President and Manager, Trust                               Renaissance Companies
(01/08/22)                                   Division of the Valley National
                                             Bank of Arizona; past President,
                                             New York Society of Security
                                             Analysts; member, Phoenix Society
                                             of Security Analysts; former
                                             director, Financial Analysts
                                             Federation; director, Northern
                                             Arizona University Foundation;
                                             currently or formerly active with
                                             various other professional and
                                             community organizations.

Diana P. Herrmann          Trustee since     President and Chief Operating                7            None
New York, NY               1994 and          Officer of the Manager since 1997,
(02/25/58)                 President         a Director since 1984, Secretary
                           since 1998        since 1986 and previously its
                                             Executive Vice President, Senior
                                             Vice President or Vice President,
                                             1986-1997; President, Senior Vice
                                             President or Executive Vice
                                             President of funds in the
                                             Aquila(sm) Group of Funds since
                                             1986; Director of the Distributor
                                             since 1997; trustee, Reserve
                                             Money-Market Funds, 1999-2000 and
                                             Reserve Private Equity Series,
                                             1998-2000; active in mutual fund
                                             and trade organizations and in
                                             charitable and volunteer
                                             organizations.


NON-INTERESTED TRUSTEES

Thomas W. Courtney         Trustee since     President, Courtney Associates,              5            Director or trustee, OCC Cash
Sewickley, PA              1986              Inc., a venture capital firm, since                       Reserves, Inc., OCC
(08/17/33)                                   1988.                                                     Accumulation Trust,
                                                                                                       Oppenheimer Quest Value Funds
                                                                                                       Group, Oppenheimer Small Cap
                                                                                                       Value Fund, Oppenheimer
                                                                                                       Midcap Fund, and Oppenheimer
                                                                                                       Rochester Group of Funds.

William L. Ensign          Trustee since     Planning and Architectural                   2            None
Annapolis, MD              1986              Consultant; Acting Architect,
(12/14/28)                                   United States Capitol 1995-1997;
                                             formerly Assistant Architect;
                                             former trustee of various cultural
                                             organizations.

Grady Gammage, Jr.         Trustee since     Founding partner, Gammage &                  1            None
Phoenix, AZ                2001              Burnham, PLC, a law firm, Phoenix,
(10/01/51)                                   Arizona, since 1983; director,
                                             Central Arizona Water Conservation
                                             District, since 1995; director and
                                             Secretary, Arizona State University
                                             Foundation since 1998.

John C. Lucking            Trustee since     President, Econ-Linc, an economic            2            Director, Sanu Resources
Phoenix, AZ                1994              consulting firm, since 1995;
(05/20/43)                                   formerly Consulting Economist, Bank
                                             One Arizona and Chief Economist,
                                             Valley National Bank; member,
                                             Arizona's Joint Legislative Budget
                                             Committee Economic Advisory Panel
                                             and the Western Blue Chip Economic
                                             Forecast Panel; director, Northern
                                             Arizona University Investment
                                             Committee since 1997; member,
                                             various historical, civic and
                                             economic associations.

Anne J. Mills              Trustee since     President, Loring Consulting                 5            None
Scottsdale, AZ             1986              Company since 2001; Vice President
(12/23/38)                                   for Business Affairs, Ottawa
                                             University, 1992-2001; IBM
                                             Corporation, 1965-1991; Budget
                                             Review Officer, the American
                                             Baptist Churches/ USA, 1994-1997;
                                             director, the American Baptist
                                             Foundation since 1985 and Trustee
                                             Emerita, Brown University.


OFFICERS

Jerry G. McGrew            Senior Vice       President of the Distributor since           N/A          N/A
New York, NY               President since   1998, Registered Principal since
(06/18/44)                 2001              1993, Senior Vice President,
                                             1997-1998 and Vice President,
                                             1993-1997; Senior Vice President,
                                             Aquila Rocky Mountain Equity Fund
                                             and five Aquila Bond Funds and Vice
                                             President, Churchill Cash Reserves
                                             Trust, 1995-2001.

Kimball L. Young           Senior Vice       Co-portfolio manager, Tax-Free Fund          N/A          N/A
Salt Lake City, UT         President since   For Utah since 2001; Co-founder,
(08/07/46)                 1999              Lewis Young Robertson & Burningham,
                                             Inc., a NASD licensed broker/dealer
                                             providing public finance services
                                             to Utah local govern ments,
                                             1995-2001; Senior Vice President of
                                             two Aquila Bond Funds and Aquila
                                             Rocky Mountain Equity Fund;
                                             formerly Senior Vice
                                             President-Public Finance, Kemper
                                             Securities Inc., Salt Lake City,
                                             Utah.

Alan R. Stockman           Senior Vice       Senior Vice President, Tax-Free              N/A          N/A
Scottsdale, AZ             President since   Trust of Arizona since 2001, Vice
(07/31/54)                 2001 and Vice     President, 1999-2001; Vice
                           President         President, Aquila Rocky Mountain
                           1999-2001         Equity Fund since 1999; Bank One,
                                             Commercial Client Services
                                             representative, 1997-1999; Trader
                                             and Financial Consultant, National
                                             Bank of Arizona (Zions Investment
                                             Securities Inc.), Phoenix, Arizona
                                             1996-1997.

Joseph P. DiMaggio         Chief Financial   Chief Financial Officer of the               N/A          N/A
New York, NY               Officer since     Aquila(sm) Group of Funds since
(11/06/56)                 2003 and          2003 and Treasurer since 2000;
                           Treasurer since   Controller, Van Eck Global Funds,
                           2000              1993-2000.

Edward M. W. Hines         Secretary since   Partner, Hollyer Brady Smith &               N/A          N/A
New York, NY               1986              Hines LLP, legal counsel to the
(12/16/39)                                   Trust, since 1989; Secretary of the
                                             Aquila(sm) Group of Funds.

Robert W. Anderson         Assistant         Compliance Officer of the Manager            N/A          N/A
New York, NY               Secretary since   since 1998 and Assistant Secretary
(08/23/40)                 2000              of the Aquila(sm) Group of Funds
                                             since 2000; trustee, Alpha
                                             Strategies Fund since July, 2002;
                                             Consultant, The Wadsworth Group,
                                             1995-1998.

John M. Herndon            Assistant         Assistant Secretary of the                   N/A          N/A
New York, NY               Secretary since   Aquila(sm) Group of Funds since
(12/17/39)                 1995              1995 and Vice President of the four
                                             Aquila Money-Market Funds since
                                             1990; Vice President of the Manager
                                             since 1990.

Lori A. Vindigni           Assistant         Assistant Treasurer of the                   N/A          N/A
New York, NY               Treasurer since   Aquila(sm) Group of Funds since
(11/02/66)                 2000              2000; Assistant Vice President of
                                             the Manager since 1998; Fund
                                             Accountant for the Aquila(sm) Group
                                             of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other. Mr. Carlson is an interested person as a security holder of the Sub-Adviser's parent, BANC ONE CORPORATION.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(sm) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2003, $19,215,111 of dividends paid by Tax-Free Trust of Arizona, constituting 99.77% of total dividends paid during the fiscal year ended June 30, 2003, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to January 31, 2003, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2002 CALENDAR YEAR.

     Prior to January 31, 2004, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2003 CALENDAR YEAR.

MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   BANC ONE INVESTMENT ADVISORS CORPORATION
   8800 N. Gainey Center Drive, Suite 151
   Scottsdale, Arizona 85258

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Arthur K. Carlson
   Thomas W. Courtney
   William L. Ensign
   Grady Gammage, Jr.
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, President
   Kimball L. Young, Senior Vice President
   Alan R. Stockman, Senior Vice President
   Joseph P. DiMaggio, Chief Financial Officer
     and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

JUNE 30, 2003

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                           AQUILA(SM) GROUP OF FUNDS




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.